UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

Tax Free Money Fund Investment Fund

	Principal Amount ($)	Value ($)

Municipal Investments 99.3%
Arizona 1.0%
Arizona, Salt River Pima-Maricopa Indian Community, 3.66% *, 10/1/2025, Bank of America NA (a)	1,000,000	1,000,000
Colorado 4.6%
Colorado, Educational & Cultural Facilities Authority Revenue, Trinity School Project, 3.68%*, 9/1/2026, Branch Banking & Trust (a)	2,000,000	2,000,000
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 3.75% *, 8/1/2017, Wells Fargo Bank NA (a)	2,690,000	2,690,000

		4,690,000

District of Columbia 1.9%
District of Columbia, General Obligation, Series B-33, 144A, 3.69% *, 6/1/2025 (b)	1,970,000	1,970,000
Florida 3.5%
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series A-2, 3.78% *, 10/1/2041 (b)	2,400,000	2,400,000
Tampa, FL, Health Care Facilities Revenue, LifeLink Foundation, Inc. Project, 3.66% *, 8/1/2022, SunTrust Bank (a)	1,140,000	1,140,000

		3,540,000
Illinois 18.4%
Chicago, IL, General Obligation, Series Z-10, 144A, 3.71% *, 6/29/2029 (b)	2,935,000	2,935,000
Cook County, IL, Catholic Theological Union Project Revenue, 3.66% *, 2/1/2035, Harris Trust & Savings Bank (a)	2,000,000	2,000,000
Crestwood, IL, Trinity Christian College Revenue, 3.69% *, 9/1/2028, Fifth Third Bank (a)	2,770,000	2,770,000
Illinois, Educational Facilities Authority Revenues, 3.58%, 4/3/2007	2,500,000	2,500,000
Illinois, Finance Authority Revenue, Northwestern Memorial Hospital, Series B-2, 3.78% *, 8/15/2038	4,905,000	4,905,000
Illinois, Finance Authority, Student Housing Revenue, Dekalb LLC Project, Series A, 3.72% *, 7/1/2038, Sovereign Bank (a)	1,500,000	1,500,000
Illinois, State General Obligation, 4.25%, 6/7/2007	2,000,000	2,002,278

		18,612,278
Indiana 2.8%
Indiana, State Educational Facilities Authority Revenue, St. Mary Woods Project, 3.73% *, 4/1/2024, Bank One NA (a)	2,800,000	2,800,000
Kentucky 4.0%
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 3.73% *, 7/1/2019, Bank One Kentucky NA (a)	1,605,000	1,605,000
Somerset, KY, Blakley Family YMCA, Inc. Project, 3.71% *, 4/1/2015, Fifth Third Bank (a)	2,415,000	2,415,000

		4,020,000
Massachusetts 2.2%
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 3.7% *, 9/1/2041, TD BankNorth NA (a)	2,250,000	2,250,000
Minnesota 2.0%
Minnesota, Rochester Health, 3.67%, 7/12/2007	2,000,000	2,000,000
New Jersey 5.0%
New Jersey, State Tax & Revenue Anticipation Notes, 4.5%, 6/22/2007	2,500,000	2,505,278
New Jersey, Toms River School District, 3.7%, 11/21/2007	2,500,000	2,500,871

		5,006,149
New York 2.0%
Mineola, NY, Union Free School District, Tax Anticipation Notes, 4.5%, 6/29/2007	2,000,000	2,002,812
Ohio 2.1%
Ohio, State Higher Educational Facility Community Revenue, Pooled Program, Series A, 3.73%*, 9/1/2020, Fifth Third Bank (a)	2,090,000	2,090,000
Oregon 1.1%
Oregon, State General Obligation,Veterans Welfare, Series 83, 3.65% *, 12/1/2039	1,140,000	1,140,000
Pennsylvania 7.1%
Berks County, PA, Industrial Development Authority Revenue, Richard J. Caron Foundation Project, 3.71% *, 9/1/2025, Wachovia Bank NA (a)	2,545,000	2,545,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Association of Independent Colleges & Universities, Series L3, 3.69% *, 5/1/2028, Allied Irish Bank PLC (a)	2,600,000	2,600,000

Philadelphia, PA, School District, Tax & Revenue Anticipation Notes, Series A, 4.5%, 6/29/2007, Bank of America NA (a)	2,000,000	2,003,381

		7,148,381
Tennessee 2.0%
Tennessee, Municipal Securities Trust Certificates, Tennessee Energy, Series 2006-275, 144A, 3.7% *, 4/2/2020	1,000,000	1,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.71% *, 5/1/2016	1,000,000	1,000,000

		2,000,000
Texas 25.1%
Corpus Christi, TX, Utility System Revenue, Series PT-1816, 144A, 3.73% *, 7/15/2010 (b)	2,280,000	2,280,000
Cypress-FairBanks, TX, Independent School District, Series PT-2512, 144A, 3.72% *, 2/15/2022	4,140,000	4,140,000
Harris County, TX, 3.69%, 5/2/2007	2,500,000	2,500,000
Texas, Hidalgo Willacy Housing Finance Corp., Multi-Family Housing Revenue, Series F18J, 144A, 3.75% *, 1/1/2039	5,185,000	5,185,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2007	2,000,000	2,007,637
Texas, State Turnpike Authority, Central Texas Turnpike System Revenue, Series 1407, 144A, 3.69% *, 8/15/2042 (b)	3,000,000	3,000,000
Texas, Water Development Board Revenue, Series PT-2187, 144A, 3.72% *, 7/15/2021	3,960,000	3,960,000
Wichita Falls, TX, Water & Sewer Revenue, Series 1713, 144A, 3.72% *, 8/1/2014 (b)	2,265,000	2,265,000

		25,337,637
Utah 3.5%
Salt Lake County, UT, Pollution Control Revenue, Service Station Holdings Project, 3.8% *, 2/1/2008	3,525,000	3,525,000
Washington 11.0%
Port Tacoma, WA, General Obligation, Series R-4036, 144A, 3.71% *, 12/1/2025 (b)	1,835,000	1,835,000
Spokane, WA, Public Facilities District Hotel, Motel & Sales Use Tax, Series R-2041, 144A, 3.71% *, 12/1/2023 (b)	3,120,000	3,120,000
Washington, State Housing Finance Commission, Nonprofit Revenue, YMCA Tacoma-Pierce County Project, 3.69% *, 12/1/2032, US Bank NA (a)	4,170,000	4,170,000
Washington, State Housing Finance Commission, Nonprofit Revenue, Eastside Catholic School, Series A, 3.69% *, 7/1/2038, KeyBank NA (a)	2,000,000	2,000,000

		11,125,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 100,257,257)	99.3	100,257,257
Other Assets and Liabilities, Net	0.7	719,150

Net Assets	100.0	100,976,407

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2007.

(a)	Security incorporates a letter of credit from a major bank.
(b)	Bond is insured by one of these companies:
	As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	6.8
Financial Guaranty Insurance Company	5.2
Financial Security Assurance, Inc.	4.7
MBIA Corp.	3.1

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007